SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation
A.	Basis of Presentation

The accompanying consolidated financial statements are unaudited and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. These unaudited consolidated financial statements have been prepared on the accrual basis of accounting and in accordance with generally accepted accounting principles (“GAAP”) in the United States.

A.	Basis of Presentation

The consolidated financial statements are audited and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. These consolidated financial statements have been prepared on the accrual basis of accounting and in accordance with generally accepted accounting principles (“GAAP”) in the United States.

Use of estimates
B.	Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reporting period. Actual events and results could differ from those assumptions and estimates.

B.	Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenue and expenses during the reporting period. Actual events and results could differ from those assumptions and estimates.

Cash and cash equivalents
C.	Cash and Cash Equivalents

For the purpose of reporting cash flows, the Company considers all unrestricted, highly liquid investments with an initial maturity of three months or less to be cash equivalents.

C.	Cash and Cash Equivalents

For the purpose of reporting cash flows, the Company considers all unrestricted, highly liquid investments with an initial maturity of three months or less to be cash equivalents.

Fair value of financial instruments
D.	Fair Value of Financial Instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The carrying amounts of accounts payable, accrued liabilities, and notes payable approximate fair value given their short-term nature or effective interest rates. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted price in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarch is as follows:

Level 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable or an be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company analyzes all financial instruments with features of both liabilities and equity under Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging (“ASC 815”). Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments. In addition, the fair value of free-standing derivative instruments such as warrant and option derivatives are valued using the Black-Scholes models.

The Company uses Level 2 inputs for its valuation methodology for the embedded conversion option liabilities as their fair value were determined by using the Black-Scholes option-pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

D.	Fair Value of Financial Instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The carrying amounts of accounts payable, accrued liabilities, and notes payable approximate fair value given their short-term nature or effective interest rates. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted price in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarch is as follows:

Level 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than Level 1 that are observable, either directly or indirectly; such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable or an be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 – unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company analyzes all financial instruments with features of both liabilities and equity under Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging, (“ASC 815”). Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments. In addition, the fair value of free-standing derivative instruments such as warrant and option derivatives are valued using the Black-Scholes modes.

The Company uses Level 2 inputs for its valuation methodology for the embedded conversion option liabilities as their fair value were determined by using the Black-Scholes option-pricing model based on various assumptions. The Company’s derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives.

Accounts receivable and allowance for doubtful accounts
E.	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at net realizable value. The Company determines provisions for uncollectible accounts, sales returns, and claims based upon factors including the credit risk and activity of specific customers, historical trends, and other information. If the Company becomes aware of a specific distributor’s or reseller’s inability to meet its financial obligations, bad debt charges are recorded based on an overall assessment of past due accounts receivable outstanding. Bad debt attributed to accounts receivable in the three months ended September 30, 2020 and 2019 was $38,911 and $696, respectively, and for the nine months ending September 30, 2020 and 2019 was $41,610 and $6,512, respectively. These amounts are included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss. Management will review annually to determine provisions and record an allowance as deemed necessary. In the opinion of management, a provision was deemed necessary for uncollectible accounts for Kona and no provision was deemed necessary for Gold Leaf. The balance of allowance for Uncollectible Accounts at September 30, 2020 and December 31, 2019 was $4,655 and $5,019, respectively, as reflected in the accompanying Consolidated Balance Sheets.

E.	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at net realizable value. The Company determines provisions for uncollectible accounts, sales returns, and claims based upon factors including the credit risk and activity of specific customers, historical trends, and other information. If the Company becomes aware of a specific distributor’s or reseller’s inability to meet its financial obligations, bad debt charges are recorded based on an overall assessment of past due accounts receivable outstanding. Bad debt in relation to accounts receivable in the years ending December 31, 2019 and 2018, was $14,160 and $0, respectively, and is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss. Management will review annually to determine provisions and records an allowance as deemed necessary. In the opinion of management, a provision was deemed necessary for uncollectible accounts for Kona and no provision was deemed necessary for Gold Leaf. The balance of allowance for Uncollectible Accounts at December 31, 2019 and 2018 was $5,019 and $0, respectively, as reflected in the accompanying Consolidated Balance Sheet.

Inventories
F.	Inventories

The cost of inventory using the standard cost method, which approximates actual cost based on a first-in, first-out method. The Company’s inventories are valued at the lower cost or net realizable value. The Company’s inventory consists almost entirely of finished and unfinished goods, and freight, which include CBD energy waters, CBD waters, hemp energy drinks, cans for production, and merchandise and apparel. The Company periodically evaluates and adjusts inventories for obsolescence. In the opinion of management, no provision for obsolescence is deemed necessary. The shelf life of all beverage inventory is two years, and at September 30, 2020 and December 31, 2019, all inventory was current, as reflected in the accompanying Consolidated Balance Sheet.

F.	Inventories

The cost of inventory using the standard cost method, which approximates actual cost based on a first-in, first-out method. The Company’s inventories are valued at the lower cost or net realizable value. The Company’s inventory consists almost entirely of finished and unfinished goods, and freight, which include CBD energy waters, hemp energy drinks, CBD energy drinks, cans for production, and merchandise and apparel. The Company periodically evaluate and adjust inventories for obsolescence. In the opinion of management, no provision for obsolescence is deemed necessary. The shelf life of all beverage inventory is two years, and at December 31, 2019 and 2018, all inventory was current, as reflected in the accompanying Consolidated Balance Sheet.

Property, plant and equipment
G.	Property, Plant and Equipment

Property, plant and equipment are reported on the accompanying Consolidated Balance Sheet at cost less accumulated depreciation. Assets with a useful life greater than one year and cost greater than $100 are capitalized. Maintenance and repairs are charged to expense as incurred.

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 – 7

G.	Property, Plant and Equipment

Property, plant and equipment are reported on the accompanying Consolidated Balance Sheet at cost less accumulated depreciation. Assets with a useful life greater than one year and cost greater than $100 are capitalized. Maintenance and repairs are charged to expense as incurred.

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 - 7

Goodwill and Intangible Assets
H.	Goodwill and Intangible Assets

Goodwill arises from business combinations and is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exist that indicate that a goodwill impairment test should be performed. The Company has selected December 31 as the date to perform the annual impairment test.

Intangible assets represent both indefinite lived and definite lived assets. Trademarks are deemed to have definite useful lives of ten years, are amortized, and are tested annually for impairment. Intangible assets are reported on the balance sheet at cost less accumulated amortization. The Company has selected December 31 as the date to perform the annual impairment test.

Management determined that, for the year ending December 31, 2019, there were no identifiable assets or liabilities; therefore, the implied fair value of goodwill is zero. Based on this assessment, goodwill was impaired by the full carrying amount of $61,000 at December 31, 2019, see Note 4, Goodwill and Intangible Assets. Management determined that there was no impairment of trademarks for the year ending December 31, 2019, see Note 4, Goodwill and Intangible Assets.

H.	Goodwill and Intangible Assets

Goodwill arises from business combinations and is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exists that indicate that a goodwill impairment test should be performed. The Company has selected December 31 as the date to perform the annual impairment test.

Intangible assets represent both indefinite lived and definite lived assets. Trademarks are deemed to have definite useful lives of ten years, are amortized, and are tested annually for impairment. Intangible assets are reported on the balance sheet at cost less accumulated amortization. The Company has selected December 31 as the date to perform the annual impairment test.

Management has determined that for the year ending December 31, 2019, BigSupersearch had no identifiable assets or liabilities; therefore, the implied fair value of goodwill is zero. Based on this assessment, goodwill is impaired by the full carrying amount of $61,000, see Note 4, Goodwill and Intangible Assets. Management has determined that there was no impairment of trademarks for the year ending December 31, 2019, see Note 4, Goodwill and Intangible Assets.

Leases
I.	Leases

On January 1, 2019, the Company adopted the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) (“ASC Topic 842”), which requires an entity to recognize a liability and corresponding asset for leases that meet certain criteria. The Company applied ASC Topic 842 using the modified retrospective approach. Under this approach, the Company applied the new standards to all new leases, and leases which have remaining obligations for financial statements issued for fiscal years beginning after December 15, 2018. The Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company to carryforward historical lease classification, and not reassess (i) whether a contract was or contained a lease, and (ii) initial direct costs for any leases that existed prior to January 1, 2019. Under this method, the Company did not restate comparative periods in its financial statements. The Company presents right-of-use assets resulting from leases separately from other assets as noncurrent, and amortized accordingly. The corresponding lease liabilities are presented separately from other liabilities on the accompanying Consolidated Balance Sheet.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred. The amortization period for the right-of-use asset is from the lease commencement date to the earlier of the end of the lease term or the end of the useful life of the asset.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate or the risk-free rate with the election of the practical expedient. The Company has elected to use the risk-free rate.

I.	Leases

On January 1, 2019, the Company adopted the Financial Accounting Standards Board’s (the “FASB”) Accounting Standards Updated (“ASU”) 2016-02, Leases (Topic 842) (“ASC Topic 842”), which requires an entity to recognize a liability and corresponding asset for leases that meet certain criteria. The Company applied ASC Topic 842 using the modified retrospective approach. Under this approach, the Company applied the new standards to all new leases, and leases that have remaining obligations for financial statements issued for fiscal years beginning after December 15, 2018. The Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company to carryforward historical lease classification, and not reassess (i) weather a contract was or contained a lease, and (ii) initial direct costs for any leases that existed prior to January 1, 2019. Under this method, the Company did not restate comparative periods in its financial statements. The Company presents right-of-use assets resulting from leases separately from other assets as noncurrent, and amortized accordingly. The corresponding lease liabilities are presented separately from other liabilities on the accompanying Consolidated Balance Sheet.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred. The amortization period for the right-of-use asset is from the lease commencement date to the earlier of the end of the lease term or the end of the useful life of the asset.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate or the risk-free rate with the election of the practical expedient. The Company has elected to use the risk-free rate.

Revenue and provision for sales, returns and allowances
J.	Revenue and Provision for Sales, Returns, and Allowances

The Company sells its products, which primarily includes its hemp energy drinks, CBD energy waters, CBD waters, and logo apparel, to online customers or through resellers and distributors. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to customers, distributors, and resellers when products that do not require further services by the Company are shipped, when there are no uncertainties surrounding customer acceptance, and when collectability is reasonably assured. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

The Company also sells its products, and beverages purchased for resale from several other beverage manufacturers, to convenience stores, grocery stores, and smoke and gift shops. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to resellers when products that do not require further services by the Company are shipped or delivered, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Cash received by the Company prior to shipment is recorded as deferred revenue. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

On January 1, 2019, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC Topic 606”). The underlying principle of ASC Topic 606 is to recognize revenue to depict the transfer of goods or services to a customer at the amount expected to be collected. The implementation of Topic ASC 606 had no impact on the prior period financial statements and no cumulative effect adjustment was recognized.

To apply these principles, ASC Topic 606 outlines a five-step model that requires entities to exercise judgment when considering the terms of contract(s), which includes:

1.	Identifying the contract(s) or agreement(s) with a customer;

2.	Identifying the separate performance obligations in the contract or agreement;

3.	Determining the transaction price;

4.	Allocating the transaction price to the separate performance obligations in the contract or agreement; and

5.	Recognizing revenue as each performance obligation is satisfied.

Pursuant to ASC Topic 606, the Company recognizes revenue when performance obligations under the terms of a contract are satisfied, which occurs typically upon the transfer of control, including the risks and rewards of ownership. With respect to the Company, performance is deemed to occur upon shipment or delivery of products to its customers based on the written contract terms, which is also when control is transferred.

The Company evaluated the guidance in ASC 606-10-50-5 and the related implementation guidance to determine disaggregation of revenues that would be meaningful. The majority of the Company’s revenue earned from its Beverages Segment and its Distribution Segment is recognized when it satisfies a single performance obligation by transferring control of its products to a customer. The Company does not have significant financing component or payment terms, and it does not have any material unsatisfied performance obligations. The Company’s revenues are obtained in similar geographical locations within the United States. Furthermore, the Company’s operations in each of its reporting segments are expected to have essentially the same future prospects, similar gross margins, sales trends, and the nature of its products and customers are essentially the same. The sales from the Company’s beverage product types are organized as one reportable segment, which the Company refers to as the Beverages Segment, and the sales of the Company’s products and products that are purchased from resellers that are distributed by Gold Leaf is organized as its second reportable segment, which the Company refers to as the Distribution Segment. The Company has also determined that disaggregated revenue by net sales by revenue source would be meaningful and allow investors to understand its business activities, historical performance, or future prospects. Disaggregated sales by revenue source, which includes sales to distributors, online sales, sales through Amazon, and Gold Leaf distribution sales, is included in Note 16, Revenue, to the Consolidated Financial Statements. We also sell merchandise and apparel that comprises approximately 1% of the Company’s gross annual sales, and solely exists to promote its beverages. Therefore, the Company’s merchandise and apparel products are not a reportable segment. Merchandise and apparel sales are included with the gross sales for its Beverages Segment.

Sales are made to customers under terms allowing certain limited rights of return. The Company records an allowance and return for each quarter for 3% of total sales. The Company recorded sales return, and allowance at three months ending September 30, 2020 and 2019 of approximately $9,717 and $14,304, respectively, and the nine months ending September 30, 2020 and 2019 of approximately $30,655 and $44,867, respectively, which is included in the revenues, net of sales returns and allowances in the accompanying Consolidated Statements of Loss.

J.	Revenue and Provision for Sales, Returns and Allowances

The Company sells its products, which primarily includes its hemp energy drink, CBD energy water, CBD water, and logo apparel, to online customers or through resellers and distributors. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to customers, distributors, and resellers when products that do not require further services by the Company are shipped, when there are no uncertainties surrounding customer acceptance, and when collectability is reasonably assured. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

The Company also sells its products, and beverages purchased for resale from several other beverage manufacturers, to convenience stores, grocery stores, and smoke and gift shops. In evaluating the timing of the transfer of control of products to customers, the Company considers several indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products. The Company recognizes revenue from product sales to resellers when products that do not require further services by the Company are shipped or delivered, when there are no uncertainties surrounding customer acceptance and when collectability is reasonably assured. Cash received by the Company prior to shipment is recorded as deferred revenue. Sales are made to customers under terms allowing certain limited rights of return. Amounts billed to customers in sales transactions related to shipping and handling, represent revenues earned for the goods provided and are included in net sales. Costs of shipping and handling are included in cost of products sold.

On January 1, 2019, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC Topic 606”). The underlying principle of ASC Topic 606 is to recognize revenue to depict the transfer of goods or services to a customer at the amount expected to be collected. The implementation of Topic ASC 606 had no impact on the prior period financial statements and no cumulative effect adjustment was recognized.

To apply these principles, ASC Topic 606 outlines a five-step model that requires entities to exercise judgment when considering the terms of contract(s), which includes:

1.	Identifying the contract(s) or agreement(s) with a customer;

2.	Identifying the separate performance obligations in the contract or agreement;

3.	Determining the transaction price;

4.	Allocating the transaction price to the separate performance obligations in the contract or agreement; and

5.	Recognizing revenue as each performance obligation is satisfied.

Pursuant to ASC Topic 606, the Company recognizes revenue when performance obligations under the terms of a contract are satisfied, which occurs typically upon the transfer of control, including the risks and rewards of ownership. With respect to the Company, performance is deemed to occur upon shipment or delivery of products to its customers based on the written contract terms, which is also when control is transferred.

The Company evaluated the guidance in ASC 606-10-50-5 and the related implementation guidance to determine disaggregation of revenues that would be meaningful. The majority of the Company’s revenue earned from its Beverages Segment and its Distribution Segment is recognized when it satisfies a single performance obligation by transferring control of the Company’s products to a customer. The Company does not have significant financing component or payment terms, and it does not have any material unsatisfied performance obligations. The Company’s revenues are obtained in similar geographical locations within the United States. Furthermore, the operations in each of the Company’s reporting segments are expected to have essentially the same future prospects, similar gross margins, sales trends, and the nature of the products and customers are essentially the same. The sales from the Company’s beverage product types are organized as one reportable segment, which the Company refers to as the Beverages Segment, and the sales of the Company’s products and products that are purchased from resellers that are distributed by Gold Leaf is organized as its second reportable segment, which the Company refers to as the Distribution Segment. The Company has also determined that disaggregated revenue by net sales by revenue source would be meaningful and allow investors to understand its business activities, historical performance, or future prospects. Disaggregated sales by revenue source, which includes sales to distributors, online sales, sales through Amazon, and Gold Leaf distribution sales, is included in Note 15, Revenue, to the Consolidated Financial Statements. The Company also sells merchandise and apparel that comprises approximately 1% of the Company’s gross annual sales, and solely exists to promote its beverages. Therefore, the Company’s merchandise and apparel products are not a reportable segment. Merchandise and apparel sales are included with the gross sales for its beverages in the accompanying Consolidated Financial Statements.

Sales are made to customers under terms allowing certain limited rights of return. The Company records an allowance and return for each quarter for 3% of total sales. The Company recorded sales, returns and allowance at December 31, 2019 and 2018, of $51,159 and $0, respectively, and is included in revenues, net of sales, returns, and allowances in the accompanying Consolidated Statements of Loss.

Cost of revenue
K.	Cost of Revenue

Cost of revenues consist primarily of expenses associated with the delivery and distribution of products. These include expenses related to direct procurement costs and shipping and handling costs. The Company bills shipping and handling fees charged to customers as part of sales and the associated expense as part of cost of revenues. The costs are charged to cost of revenues in the same period that the associated revenue is earned.

K.	Cost of Revenue

Cost of revenue consists primarily of expenses associated with the delivery and distribution of products. These include expenses related to direct procurement costs and shipping and handling costs. The Company bills shipping and handling fees charged to customers as part of sales and the associated expense as part of cost of sales. The costs are charged to cost of revenue in the same period that the associated revenue is earned.

Impairment of long-lived assets
L.	Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for financial impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates the recoverability of long-lived assets used in operations by measuring the carrying amount of the assets against their estimated undiscounted future cash flows. If such evaluations indicated that the future undiscounted cash flows of certain long-lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to fair values. Management completed an impairment review as of December 31, 2019 and determined long-lived assets were not impaired.

L.	Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for financial impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates the recoverability of long-lived assets used in operations by measuring the carrying amount of the assets against their estimated undiscounted future cash flows. If such evaluations indicated that the future undiscounted cash flows of certain long-lived assets are not sufficient to recover the carrying value of such assets, the assets are adjusted to fair values. Management completed an impairment review at December 31, 2019 and 2018 and determined long-lived assets were not impaired.

Income taxes
M.	Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which clarifies the accounting and disclosure requirements for uncertainty in tax positions. It requires a two-step approach to evaluate tax positions and determine if they should be recognized in the financial statements. The two-step approach involves recognizing tax positions that are “more likely than not” to occur and then measuring those positions to determine if they are recognizable in the financial statements. Management regularly reviews and analyzes all tax and has determined that no uncertain tax positions requiring recognition have occurred.

The Company has no recorded liabilities for uncertain tax positions as of the accompanying Consolidated Balance Sheets dated September 30, 2020 and December 31, 2019, respectively.

M.	Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which clarifies the accounting and disclosure requirements for uncertainty in tax positions. It requires a two-step approach to evaluate tax positions and determine if they should be recognized in the financial statements. The two-step approach involves recognizing tax positions that are “more likely than not” to occur and then measuring those positions to determine if they are recognizable in the financial statements. Management regularly reviews and analyzes all tax and has determined that no uncertain tax positions requiring recognition have occurred.

The Company has no recorded liabilities for uncertain tax positions as of the accompanying Consolidated Balance Sheet dated December 31, 2019 and 2018.

Stock based compensation
N.	Stock-Based Compensation

FASB’s ASC Topic 718, Stock Compensation (formerly, FASB Statement 123R) (“ASC Topic 718”), prescribes accounting and reporting standards for all stock-based payment transactions in which employee and non-employee services are acquired. The Company measures the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. Fair value for restricted stock awards is valued using the closing price of the Company’s common stock, par value $0.00001 per share (the “Common Stock”), on the date of grant.

The Company estimates the fair value of each restricted stock award as of the date of grant using the closing price as reported by the OTC Markets Group Inc. (the “OTCM”) on the date of grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. The Company accounts for forfeitures of restricted stock as they occur.

N.	Stock-Based Compensation

FASB’s ASC Topic 718, Stock Compensation (formerly, FASB Statement 123R) (“ASC Topic 718”), prescribes accounting and reporting standards for all share-based payment transactions in which employee and non-employee services are acquired. The Company measures the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. Fair value for restricted stock awards is valued using the closing price of the Company’s common stock, par value $0.00001 per share (the “Common Stock”), on the date of grant.

The Company estimates the fair value of each restricted stock award as of the date of grant using the closing price as reported by the OTC Markets Group Inc. (the “OTCM”) on the date of grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. The Company accounts for forfeitures of restricted stock as they occur.

Advertising costs
O.	Advertising Costs

The Company expenses costs of advertising and promotions as incurred. The Company includes in advertising costs inventory given away as promotional merchandise or free samples to create sales. Advertising and promotion costs for the three months ended September 30, 2020 and 2019, were approximately $5,476 and $27,566, respectively, and for the nine months ended September 30, 2020 and 2019, were approximately $20,972 and $66,460, respectively, which amounts were included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

O.	Advertising Costs

The Company expenses costs of advertising and promotions as incurred. The Company includes in advertising costs inventory given away as promotional merchandise or free samples to create sales. Advertising and promotion costs for the year ended December 31, 2019 and 2018, was approximately $125,000 and $26,500, respectively, which amounts were included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

Concentration of Credit Risk
P.	Concentration of Credit Risk

The Company maintains cash balances at financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and had determined the credit exposure to be negligible.

P.	Concentration of Credit Risk

The Company maintains cash balances at financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and had determined the credit exposure to be negligible.

Basic and diluted earnings per share
Q.	Basic and Diluted Earnings per Share

In accordance with FASB’s ASC 260, Earnings per Share, basic income (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented.

Diluted per-share loss is the same as basic per-share loss when there is a loss from continuing operations.

Q.	Basic and Diluted Earnings per Share

In accordance with FASB’s ASC 260, Earnings per Share, basic income (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented.

Diluted per share loss is the same as basic per share loss when there is a loss from continuing operations.

Segments
R.	Segments

ASC 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company identified two operating segments that report revenue, including both sales to external customers and intersegment sales or transfers, that are 10% or more of the combined revenue, internal and external, of all the Company’s operating segments. Furthermore, each of the operating segments have assets that are 10% or more of the combined assets of all operating segments.

The Company then applied the management approach to the identification of its two reportable segments – the Beverages Segment, consisting of the operations of Kona and HighDrate, and the Distribution Segment, consisting of the operations of Gold Leaf. Specifically, the Company has evaluated guidance in ASC 280-10 and determined that aggregation is consistent with the objectives of ASC 280-10 in that aggregation into two reportable segments allows users of our financial statements to view the Company’s business through the eyes of management based upon the way management reviews performance and makes decisions. Additional factors that were considered included: whether or not an operating segment has similar economic characteristics, the nature of the products/services under each operating segment, the nature of the production/go-to-market process, the type and geographic location of our customers, and the distribution of our products/services. The Company further determined that its logo merchandise and apparel, which revenue comprises approximately 1% of the Company’s gross annual sales, and solely exists for promotion purposes, could be aggregated with the operations in the Beverages Segment. A description of the Company’s products is contained in Note 1, Organization and Description of Business. For additional information regarding the Company’s two reportable segments, please see Note 17, Segments.

R.	Segments

ASC 280-10, Segment Reporting (“ASC 280-10”), establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders. ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company identified two operating segments that report revenue, including both sales to external customers and intersegment sales or transfers, that are 10% or more of the combined revenue, internal and external, of all the Company’s operating segments. Furthermore, each of the operating segments have assets that are 10% or more of the combined assets of all operating segments.

The Company applied the management approach to the identification of our its two reportable segments – the Beverages Segment, consisting of the operations of Kona and HighDrate, and the Distribution Segment, consisting of the operations of Gold Leaf. Specifically, the Company has evaluated guidance in ASC 280-10 and determined that aggregation is consistent with the objectives of ASC 280-10 in that aggregation into one reportable segment allows users of our financial statements to view the Company’s business through the eyes of management based upon the way management reviews performance and makes decisions. Additional factors that were considered included: whether or not an operating segment has similar economic characteristics, the nature of the products/services under each operating segment, the nature of the production/go-to-market process, the type and geographic location of our customers, and the distribution of our products/services. The Company further determined that its logo merchandise and apparel, which revenue comprises approximately 1% of the Company’s gross annual sales, and solely exists for promotion purposes, could be aggregated with the operations in the Beverages Segment. A description of the Company’s products is contained in Note 1, Organization and Description of Business. For additional information regarding the Company’s two reportable segments, please see Note 16, Segments.

Registration rights agreement
S.	Registration Rights Agreement

In May 2020, the Company completed a private placement transaction (the “Private Placement”) of secured convertible debentures (the “Debentures”), convertible for up to 105,947,397 shares (the “Conversion Shares”) of Common Stock and a Warrant to Purchase Common Stock (the “Warrant”), exercisable for up to 20,000,000 of shares of Common Stock (the “Warrant Shares”) pursuant to that certain Securities Purchase Agreement between the selling stockholder and the Company, dated as of May 14, 2020 (the “SPA”). The Company sold and issued the initial Debenture (the “First Debenture”) and the Warrant promptly after entering in the SPA. The Company sold and issued the second Debenture (the “Second Debenture”) promptly after filing the registration statement on Form S-1 (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Company anticipates selling and issuing the third Debenture (the “Third Debenture”) promptly after the SEC declares the Registration Statement effective. The Company agreed to register the Conversion Shares and Warrant Shares pursuant to the terms of the Registration Rights Agreement between the selling stockholder and Company, dated as of May 14, 2020 (the “Registration Rights Agreement”).

Pursuant to the terms of the Registration Rights Agreement, the Company agreed to file the Registration Statement with the SEC registering for resale the Conversion Shares and the Warrant Shares within 45 calendar days following the closing of the Private Placement. Further, the Company agreed to use its best efforts to have the Registration Statement declared effective by the SEC as soon as practicable, but in no event later than the effectiveness deadline, or by the 5th trading day following the date on which the Company is notified that the Registration Statement will not be reviewed or is no longer subject to further review and comments. Pursuant to the Registration Rights Agreement, the Company is subject to partial liquidated damages equal to 2.0% of the aggregate purchase price paid by the holder pursuant to the SPA for any of the Debentures then held by the holder for failure to file the Registration Statement timely, failure to file with the SEC a request for acceleration in accordance with Rule 461 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), within five trading days after the date the Company is notified that the Registration Statement will not be reviewed or is not subject to further review, the Registration Statement is not declared effective by the effectiveness deadline, if after effectiveness, the Registration Statement ceases for any reason to remain continuously effective as required or if the holders are not permitted to utilize the prospectus therein to resell for more than 30 consecutive calendar days or more than an aggregate of 40 calendar days during any 12-month period, or if after the six-month anniversary of the Registration Rights Agreement, the Company does not have available adequate current public information as set forth in Rule 144(c). The parties agreed that the maximum aggregate liquidated damages payable to a holder of the Debentures under the Registration Rights Agreement is 24% of the aggregate purchase price paid by such holder pursuant to the SPA.

The Company accounts for registration rights agreements in accordance with ASC subtopic 825-20, Registration Payment Arrangements (“ASC 825-20”). Under ASC 825-20, the Company is required to disclose the nature and terms of the arrangement, the maximum potential amount and to assess each reporting period the probable liability under these arrangements and, if exists, to record or adjust the liability to current period operations. ASC 825-20 specifies that the contingent obligation to make future payments or otherwise transfer consideration under a registration payment arrangement, whether issued as a separate agreement or included as a provision of a financial instrument, should be separately recognized and accounted for as a contingency in accordance with ASC 450-20, Loss Contingencies. The Company recorded no amount for this contingency in other expenses for the three and nine months ended September 30, 2020. As a result, there was no contingency recorded as a liability as a component of accrued expenses as of September 30, 2020.

Recently issued accounting pronouncements
T.	Recently Issued Accounting Pronouncements

The Company has evaluated all recently issued accounting pronouncements, issued or proposed, by the FASB or other standards-setting bodies as of the period ending September 30, 2020. The Company does not expect a material impact on the Company’s financial position, result of operations, or cash flows from these pronouncements.

S.	Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASC Topic 842, which requires an entity to recognize a liability and corresponding asset for leases that meet certain criteria. This update is effective for fiscal years and interim periods within those years, beginning after December 15, 2019, and early adoption was permitted. The new standard became effective for us on January 1, 2019, and the impact on the financial statements resulted in the recognition of additional operating liabilities, with corresponding right-of-use assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases in the accompanying Consolidated Balance Sheet and Notes to the Financial Statements, see Note 15, Lease Liabilities.

In June 2019, the FASB expanded the scope of ASC Topic 718 to include stock-based payment to non-employees for goods and services. The amendments align guidance for stock compensation to employees and non-employees. ASC Topic 718 replaces ASC 505-50, Equity – Equity-Based Payments to Non-employees. ASC Topic 718 applies “to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards,” the FASB said. ASC Topic 718 does not cover stock compensation that is used to provide financing to the company that issued the shares or stock awards tied to a sale of goods or services as part of a contract accounted for according to ASC Topic 606. ASC Topic 718 was effective for public companies for fiscal years that begin after December 15, 2019, however, entities are not permitted to use the guidance in ASC Topic 718 before they have implemented ASC Topic 606. The new standard became effective for us on January 1, 2019, and the impact on the financial statements has not been fully determined. See Note 7, Stock Based Compensation, for disclosure requirements.

Registration Rights
T.	Registration Rights

The Company accounts for registration rights agreements in accordance with ASC subtopic 825-20, Registration Payment Arrangements (“ASC 825-20”). Under ASC 825-20, the Company is required to disclose the nature and terms of the arrangement, the maximum potential amount and to assess each reporting period the probable liability under these arrangements and, if exists, to record or adjust the liability to current period operations. ASC 825-20 specifies that the contingent obligation to make future payments or otherwise transfer consideration under a registration payment arrangement, whether issued as a separate agreement or included as a provision of a financial instrument, should be separately recognized and accounted for as a contingency in accordance with ASC 450-20, Loss Contingencies.